Right-of-Use Assets and Lease Liabilities (Details) - Schedule of Supplemental Balance Sheet Information Related to Operating Leases	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)
Operating lease:
Cost	$ 8,247,807	$ 1,053,912	$ 8,247,807
Less: accumulated amortization	(3,023,111)	(386,296)	(567,166)
Operating lease right-of-use assets	5,224,696	667,616	7,680,641
Current operating lease obligation	2,859,872	365,437	2,455,945
Non-current operating lease obligation	2,364,824	302,179	5,224,696
Total operating lease obligation	$ 5,224,696	$ 667,616	$ 7,680,641